8. RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
RecoverableTaxesLineItems [Line Items]
Total recoverable taxes		R$ 2,543,946	R$ 3,402,355
Current		1,605,494	1,282,415
Non-current		938,452	2,119,940
State value added tax [member]
RecoverableTaxesLineItems [Line Items]
Total recoverable taxes		1,002,926	1,109,887
Brazilian federal contributions [member]
RecoverableTaxesLineItems [Line Items]
Total recoverable taxes	[1]	1,417,081	2,230,793
Other taxes [member]
RecoverableTaxesLineItems [Line Items]
Total recoverable taxes		R$ 123,939	R$ 61,675

[1]	Refers mainly to PIS / COFINS (VAT Federal) all to be recovered and income tax and social contribution to be offset. In respect to PIS and COFINS to be recoverable on September 20, 2018, the writ of mandamus and special appeal filed in 2006, in which CSN and the Federal Union are parties, related to the discussion about the non-inclusion of ICMS in the PIS and COFINS calculation basis, was judged in final court decision, confirmed the right of CSN to offset the amounts unduly paid as a result of the PIS and COFINS base being increased by the inclusion of ICMS in the period from 2001 to 2014.